Pension benefits - Assumptions Used In Calculation of Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Rate of compensation increase at the end of year	2.75%	3.75%	3.50%
Discount rate at the end of year	2.30%	4.00%	4.20%
Prescribed pension index factor	1.20%	1.40%	1.40%
Expected return on plan assets for the year	3.20%	4.40%	4.00%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	3.50%	3.25%